Other Receivables, Prepayments, Prepaid Expenses and Deposits - Schedule of Other Receivables, Prepayments and Deposits (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Deposits		$ 2,260
Other receivables	12,818	27,727	$ 79,206
Prepayments		5,283
Total other receivables, prepayments and deposits	$ 12,818	$ 35,270	84,994
Restatement [Member]
Deposits			1,820
Other receivables			79,206
Prepayments			3,968
Total other receivables, prepayments and deposits			$ 84,994